Future Non-Cancelable Lease Rent Payments to be Received (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Property Subject to or Available for Operating Lease [Line Items]
2014	$ 7	409
2015	6	358
2016	7	359
2017	7	358
2018	7	358
Thereafter	36	1,978
Total minimum lease receipts	$ 70	3,820